STRATEGIC PARTNERS OPPORTUNITY FUNDS

Strategic Partners New Era Growth Fund

Supplement Dated February 6, 2006 to the

Prospectus and Statement of Additional Information dated June 28, 2005

Douglas S. Foreman, CFA and Christopher J. Ainley are no longer portfolio managers for the segment of the Strategic Partners New Era Growth Fund advised by TCW. R. Brendt Stallings, CFA remains as portfolio manager.

To reflect these changes, all references in the Prospectus and Statement of Additional Information to Douglas S. Foreman, CFA and Christopher J. Ainley are hereby deleted.

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